Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
Financial assets and liabilities carried at fair value at December 31, 2023 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	$37,276	$—	$—	$37,276
Time deposits	57,466	—	—	57,466
Other assets
Foreign currency forwards	—	1,380	—	1,380
Total assets at fair value	$94,742	$1,380	$—	$96,122
Liabilities
Other liabilities
Accrued earnout liability	$—	$—	$(2,409)	$(2,409)
Purchase price payable	—	—	(1,885)	(1,885)
Foreign currency forwards	—	(231)	—	(231)
Total liabilities at fair value	$—	$(231)	$(4,294)	$(4,525)
Financial assets and liabilities carried at fair value at December 31, 2022 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	$15,446	$—	$—	$15,446
Time deposits	17,117	—	—	17,117
Other assets
Foreign currency forwards	—	936	—	936
Total assets at fair value	$32,563	$936	$—	$33,499
Liabilities
Other liabilities
Accrued earnout liability	$—	$—	$(811)	$(811)
Purchase price payable	—	—	(4,112)	(4,112)
Foreign currency forwards	—	(427)	—	(427)
Total liabilities at fair value	$—	$(427)	$(4,923)	$(5,350)